CONVERTIBLE NOTES (Details Textual) (USD $)	0 Months Ended			1 Months Ended	12 Months Ended
	Nov. 11, 2013	Mar. 05, 2013	Dec. 05, 2012	Mar. 24, 2013	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Debt Conversion, Original Debt, Amount					$ 210,000	$ 300,000
Debt Conversion, Original Debt, Interest Rate of Debt					6.00%
Debt Conversion, Original Debt, Issuance Date of Debt		Mar. 05, 2013	Dec. 05, 2012	Mar. 24, 2013
Debt Instrument, Convertible, Beneficial Conversion Feature					315,200	51,800
Amortization of Debt Discount (Premium)					358,370	8,600
Stock Issued During Period, Shares, Conversion of Convertible Securities	2,699,880
Debt Conversion, Converted Instrument, Amount	511,200
Convertible Debt, Fair Value Disclosures	309,890
Interest and Debt Expense					$ 15,300
Debt Conversion Converted Instrument Excess Shares Issued	770,283
Maximum [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Rate					8.00%
Minimum [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Rate					4.00%